Income (Loss) Per Common Share	12 Months Ended
Dec. 31, 2012
Income (Loss) Per Common Share [Abstract]
Income (Loss) Per Common Share

13. Income (Loss) Per Common Share

Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted income (loss) per share is based on the weighted average number of shares outstanding during each period and the assumed exercise of potentially dilutive stock options and warrants and vesting of RSUs less the number of treasury shares assumed to be purchased from the proceeds using the average market price of the Company’s stock for each of the periods presented. The Company’s convertible notes are included in the calculation of diluted income per share under the “if-converted” method. Additionally, diluted income (loss) per share for continuing operations is calculated excluding the after-tax interest expense associated with the convertible notes since these notes are treated as if converted into common stock.

Basic and diluted loss per common share is computed as follows:

	Year Ended December 31,
	2012	2011	2010
Loss from continuing operations	$(23,291)	$(210,383)	$(24,687)
Less: Income attributable to noncontrolling interest	—	—	—

Net loss from continuing operations attributable to Willbros Group, Inc. (numerator for basic calculation)	(23,291)	(210,383)	(24,687)
Add: Interest and debt issuance costs associated with convertible notes	—	—	—

Net loss from continuing operations applicable to common shares (numerator for diluted calculation)	$(23,291)	$(210,383)	$(24,687)

Weighted average number of common shares outstanding for basic income per share	48,019,303	47,475,680	43,013,934
Weighted average number of potentially dilutive common shares outstanding	—	—	—

Weighted average number of common shares outstanding for diluted income per share	48,019,303	47,475,680	43,013,934

Loss per common share from continuing operations:
Basic	$(0.49)	$(4.43)	$(0.58)

Diluted	$(0.49)	$(4.43)	$(0.58)

The Company has excluded shares potentially issuable under the terms of use of the securities listed below from the number of potentially dilutive shares outstanding as the effect would be anti-dilutive:

	Year Ended December 31,
	2012	2011	2010
2.75% Convertible Senior Notes	—	—	3,048,642
6.5% Senior Convertible Notes	—	1,825,587	1,825,587
Stock options	227,750	181,666	185,397
Warrants to purchase common stock	—	—	536,925
Restricted stock and restricted stock rights	263,119	158,672	343,905

	490,869	2,165,925	5,940,456

In accordance with the FASB’s standard on earnings per share – contingently convertible instruments, the shares issuable upon conversion of the convertible notes would have been included in diluted income (loss) per share, if those securities were dilutive, regardless of whether the Company’s stock price was greater than or equal to the conversion prices of $17.56 and $19.47, respectively. However, these securities are only dilutive to the extent that interest per weighted average convertible share does not exceed basic earnings per share. For the year ended December 31, 2012, the related interest per convertible share associated with the 6.5% Senior Convertible Notes did not exceed basic earnings per share for the current period. As such, those shares have not been included in the computation of diluted earnings per share.